Income taxes	6 Months Ended
Jun. 30, 2021
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Income taxes
9.	Income taxes
Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2021	2020
Current tax expense
Current year	(1 388)	(807)
Deferred tax (expense)/income	157	315

Total income tax expense in the income statement	(1 231)	(492)

The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

For the six-month period ended 30 June Million US dollar	2021	2020
Profit/(loss) before tax	4 305	(3 253)
Deduct share of results of associates and joint ventures	100	33

Profit/(loss) before tax and before share of results of associates and joint ventures	4 205	(3 286)

Adjustments to the tax basis
Government incentives	(216)	(194)
Non-deductible/(non-taxable) marked to market on derivatives	(631)	3 162
Non-deductible impairment of goodwill	—	2 500
Other expenses not deductible for tax purposes	1 187	1 208
Other non-taxable income	(272)	(607)

	4 273	2 783

Aggregate weighted nominal tax rate	27.2%	27.0%

Tax at aggregated nominal tax rate	(1 163)	(751)

Adjustments on tax expense
Utilization of tax losses not previously recognized	—	117
Recognition of deferred taxes on previous years’ tax losses	—	6
Write-down of deferred tax assets on losses and current year losses for which no deferred tax asset is recognized	(128)	(61)
(Underprovided)/overprovided in prior years	14	34
Deductions from interest on equity	191	144
Deductions from goodwill	7	8
Other tax deductions	113	125
Change in tax rate	(44)	71
Withholding taxes	(192)	(195)
Other tax adjustments	(29)	10

	(1 231)	(492)

Effective tax rate	29.3%	(15.0)%
The total income tax expense for the
six-month
period ended 30 June 2021 amounts to 1 231m US dollar compared to 492m US dollar for the six-month
period ended 30 June 2020. The effective tax rate increased from (15.0)% for the six-month
period ended 30 June 2020 to 29.3% for the
six-month
period ended 30 June 2021. The 2021 effective tax rate was positively impacted by the non-taxable
gains from derivatives related to the hedging of share-based payment programs and the hedging of the shares issued in a transaction related to the combination with Grupo Modelo and SAB. The 2020 effective tax rate was negatively impacted by non-deductible
losses from these derivatives and the
non-deductible,
non-cash
goodwill impairment loss.
The company benefits from tax exempted income and tax credits which are expected to continue in the future. The company does not have significant benefits coming from low tax rates in any particular jurisdiction.